AGREEMENTS	5 Months Ended	9 Months Ended
	Jun. 03, 2014	Sep. 30, 2014
Text Block [Abstract]
AGREEMENTS

NOTE 3 – AGREEMENTS

Management Fee

The Managed Futures Fund will pay the Sponsor a Management Fee, monthly in arrears, in an amount equal to 0.75% per annum of its average daily net asset value (“NAV”). For the first year of the Managed Futures Fund’s operations, the Sponsor will not charge its fee in an amount equal to the offering costs. The Sponsor will reimburse the Fund to the extent that its offering costs exceed the Management Fee for the first year of operations. The Management Fee is paid in consideration of the Sponsor’s trading advisory services and the other services provided to the Fund that the Sponsor pays directly. From the Management Fee, the Sponsor will pay the fees and expenses of the Administrator, Custodian, Distributor, Transfer Agent and the licensor, the routine operational, administrative and other ordinary expenses of the Fund, and the normal and expected expenses incurred in connection with the continuous offering of Shares of the Managed Futures Fund after the commencement of its trading operations, including, but not limited to, expenses such as ongoing SEC registration fees not exceeding 0.021% per annum of the NAV of the Fund. The Managed Futures Fund will incur and pay any non-recurring and unusual fees and expenses. No other management fee is paid by the Managed Futures Fund.

Brokerage Commissions and Fees

The Managed Futures Fund will pay its respective brokerage commissions, including applicable exchange fees, National Futures Association (“NFA”) fees, give-up fees, pit brokerage fees and other transaction related fees and expenses charged in connection with trading activities for the Managed Futures Fund’s investment in U.S. Commodity Futures Trading Commission regulated investments. Brokerage commissions on futures contracts will be recognized on a half-turn basis (e.g., the first half is recognized when the contract is purchased (opened) and the second half is recognized when the transaction is closed).

The Administrator

The Sponsor and the Trust, for itself and on behalf of the Managed Futures Fund, have appointed Brown Brothers Harriman & Co. (“BBH&Co.”) as the Administrator of the Fund, and the Sponsor, the Trust, on its own behalf and on behalf of the Managed Futures Fund, and BBH&Co. have entered into an Administrative Agency Agreement (the “Administration Agreement”) in connection therewith. Pursuant to the terms of the Administration Agreement and under the supervision and direction of the Sponsor and the Trust, BBH&Co. will prepare and file certain regulatory filings on behalf of the Managed Futures Fund. BBH&Co. may also perform other services for the Fund pursuant to the Administration Agreement as mutually agreed upon by the Sponsor, the Trust and BBH&Co. from time to time. Pursuant to the terms of the Administration Agreement, BBH&Co. will also serve as the Transfer Agent of the Managed Futures Fund. The Administrator’s fees will be paid on behalf of the Managed Futures Fund by the Sponsor.

The Custodian

BBH&Co. will serve as Custodian of the Managed Futures Fund, and the Trust, on its own behalf and on behalf of the Fund, and BBH&Co. have entered into a Custodian Agreement in connection therewith. Pursuant to the terms of the Custodian Agreement, BBH&Co. will be responsible for the holding and safekeeping of assets delivered to it by the Fund, and performing various administrative duties in accordance with instructions delivered to BBH&Co. by the Managed Futures Fund. The Custodian’s fees are paid on behalf of the Managed Futures Fund by the Sponsor.

The Distributor

SEI Investments Distribution Co. (“SEI”) will serve as Distributor of the Shares and will assist the Sponsor and the Administrator with certain functions and duties relating to distribution and marketing, including taking creation and redemption orders, consulting with the marketing staff of the Sponsor and its affiliates with respect to compliance with the requirements of FINRA and/or the NFA in connection with marketing efforts, and reviewing and filing of marketing materials with FINRA and/or the NFA. SEI will retain all marketing materials separately for the Managed Futures Fund, at c/o SEI, One Freedom Valley Drive, Oaks, PA 19456. The Sponsor, on behalf of the Managed Futures Fund, will enter into a Distribution Services Agreement with SEI.

Routine Operational, Administrative and Other Ordinary Expenses

The Sponsor will pay all of the routine operational, administrative and other ordinary expenses of the Managed Futures Fund generally, as determined by the Sponsor including, but not limited to, fees and expenses of the Administrator, Custodian, Distributor, PDI, Transfer Agent, licensor, accounting and auditing fees and expenses, tax preparation expenses, legal fees not in excess of $100,000 per annum, ongoing SEC registration fees not exceeding 0.021% per annum of the NAV of the Fund, individual Schedule K-1 preparation and mailing fees not exceeding 0.10% per annum of the NAV of the Fund, and report preparation and mailing expenses.

Non-Recurring Fees and Expenses

The Managed Futures Fund will pay all its non-recurring and unusual fees and expenses, if any, as determined by the Sponsor. Non-recurring and unusual fees and expenses are fees and expenses which are unexpected and unusual in nature, such as legal claims and liabilities, litigation costs or indemnification or other material expenses which are not currently anticipated obligations of the Fund.

NOTE 3 – AGREEMENTS

Management Fee

The Managed Futures Fund will pay the Sponsor a Management Fee, monthly in arrears, in an amount equal to 0.75% per annum of its average daily net asset value (“NAV”). For the first year of the Managed Futures Fund’s operations, the Sponsor will not charge its fee in an amount equal to the offering costs. The Sponsor will reimburse the Fund to the extent that its offering costs exceed the Management Fee for the first year of operations. The Management Fee is paid in consideration of the Sponsor’s trading advisory services and the other services provided to the Fund that the Sponsor pays directly. From the Management Fee, the Sponsor will pay the fees and expenses of the Administrator, Custodian, Distributor, Transfer Agent and the licensor, the routine operational, administrative and other ordinary expenses of the Fund, and the normal and expected expenses incurred in connection with the continuous offering of Shares of the Managed Futures Fund after the commencement of its trading operations, including, but not limited to, expenses such as ongoing SEC registration fees not exceeding 0.021% per annum of the NAV of the Fund. The Managed Futures Fund will incur and pay any non-recurring and unusual fees and expenses. No other management fee is paid by the Managed Futures Fund.

Brokerage Commissions and Fees

The Managed Futures Fund will pay its respective brokerage commissions, including applicable exchange fees, National Futures Association (“NFA”) fees, give-up fees, pit brokerage fees and other transaction related fees and expenses charged in connection with trading activities for the Managed Futures Fund’s investment in U.S. Commodity Futures Trading Commission regulated investments. Brokerage commissions on futures contracts will be recognized on a half-turn basis (e.g., the first half is recognized when the contract is purchased (opened) and the second half is recognized when the transaction is closed).

The Administrator

The Sponsor and the Trust, for itself and on behalf of the Managed Futures Fund, have appointed Brown Brothers Harriman & Co. (“BBH&Co.”) as the Administrator of the Fund, and the Sponsor, the Trust, on its own behalf and on behalf of the Managed Futures Fund, and BBH&Co. have entered into an Administrative Agency Agreement (the “Administration Agreement”) in connection therewith. Pursuant to the terms of the Administration Agreement and under the supervision and direction of the Sponsor and the Trust, BBH&Co. will prepare and file certain regulatory filings on behalf of the Managed Futures Fund. BBH&Co. may also perform other services for the Fund pursuant to the Administration Agreement as mutually agreed upon by the Sponsor, the Trust and BBH&Co. from time to time. Pursuant to the terms of the Administration Agreement, BBH&Co. will also serve as the Transfer Agent of the Managed Futures Fund. The Administrator’s fees will be paid on behalf of the Managed Futures Fund by the Sponsor.

The Custodian

BBH&Co. will serve as Custodian of the Managed Futures Fund, and the Trust, on its own behalf and on behalf of the Fund, and BBH&Co. have entered into a Custodian Agreement in connection therewith. Pursuant to the terms of the Custodian Agreement, BBH&Co. will be responsible for the holding and safekeeping of assets delivered to it by the Fund, and performing various administrative duties in accordance with instructions delivered to BBH&Co. by the Managed Futures Fund. The Custodian’s fees are paid on behalf of the Managed Futures Fund by the Sponsor.

The Distributor

SEI Investments Distribution Co. (“SEI”) will serve as Distributor of the Shares and will assist the Sponsor and the Administrator with certain functions and duties relating to distribution and marketing, including taking creation and redemption orders, consulting with the marketing staff of the Sponsor and its affiliates with respect to compliance with the requirements of FINRA and/or the NFA in connection with marketing efforts, and reviewing and filing of marketing materials with FINRA and/or the NFA. SEI will retain all marketing materials separately for the Managed Futures Fund, at c/o SEI, One Freedom Valley Drive, Oaks, PA 19456. The Sponsor, on behalf of the Managed Futures Fund, will enter into a Distribution Services Agreement with SEI.

Routine Operational, Administrative and Other Ordinary Expenses

The Sponsor will pay all of the routine operational, administrative and other ordinary expenses of the Managed Futures Fund generally, as determined by the Sponsor including, but not limited to, fees and expenses of the Administrator, Custodian, Distributor, PDI, Transfer Agent, licensor, accounting and auditing fees and expenses, tax preparation expenses, legal fees not in excess of $100,000 per annum, ongoing SEC registration fees not exceeding 0.021% per annum of the NAV of the Fund, individual Schedule K-1 preparation and mailing fees not exceeding 0.10% per annum of the NAV of the Fund, and report preparation and mailing expenses.

Non-Recurring Fees and Expenses

The Managed Futures Fund will pay all its non-recurring and unusual fees and expenses, if any, as determined by the Sponsor. Non-recurring and unusual fees and expenses are fees and expenses which are unexpected and unusual in nature, such as legal claims and liabilities, litigation costs or indemnification or other material expenses which are not currently anticipated obligations of the Fund.